Expense Example	Dec. 31, 2023 USD ($)
Bond Plus Portfolio | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 66
Expense Example, with Redemption, 3 Years	219
Bond Plus Portfolio | Class P
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	46
Expense Example, with Redemption, 3 Years	155
Large-Cap Plus Bond Alpha Portfolio | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	64
Expense Example, with Redemption, 3 Years	213
Large-Cap Plus Bond Alpha Portfolio | Class P
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	44
Expense Example, with Redemption, 3 Years	149
QQQ Plus Bond Alpha Portfolio | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	67
Expense Example, with Redemption, 3 Years	287
QQQ Plus Bond Alpha Portfolio | Class P
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	47
Expense Example, with Redemption, 3 Years	224
Small-Cap Plus Bond Alpha Portfolio | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	69
Expense Example, with Redemption, 3 Years	228
Small-Cap Plus Bond Alpha Portfolio | Class P
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	49
Expense Example, with Redemption, 3 Years	165
International Equity Plus Bond Alpha Portfolio | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	219
International Equity Plus Bond Alpha Portfolio | Class P
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	46
Expense Example, with Redemption, 3 Years	$ 155